Fair value measurement - reconciliation of changes in items measured at fair value level 3 (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of assets [line items]
Assets			€ 98,044
Assets	€ 93,608		93,608
Assets	93,608		93,608
Assets	93,608		98,044
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets			3,430
Assets	7,250		7,250
Assets	7,250		7,250
Assets	7,250		3,430
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets			677
Assets	540		540
Assets	540		540
Assets	540		677
Recurring fair value measurement [member] | Receivables From Financing Activities [Member]
Disclosure of fair value measurement of assets [line items]
Assets			580
Assets	443		443
Assets	443		443
Assets	443		580
Recurring fair value measurement [member] | Receivables From Financing Activities [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	491	€ 562	580	€ 973
Net Issues And Settlements, Fair Value Measurements, Assets	(48)	213	(137)	(198)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	0	0	0	0
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	0	0	0	0
Assets	443	775	443	775
Net purchases and sales, fair value measurement, assets	0	0	0	0
Assets	443	775	443	775
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	0	0	0	0
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	0	0	0	0
Net Issues And Settlements, Fair Value Measurements, Assets	(48)	213	(137)	(198)
Net purchases and sales, fair value measurement, assets	0	0	0	0
Assets	443	775	443	973
Recurring fair value measurement [member] | Available-for-sale Securities [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	28	15	28	16
Net Issues And Settlements, Fair Value Measurements, Assets	0	0	0	(1)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	0	0	0	0
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	0	0	0	0
Assets	28	26	28	26
Net purchases and sales, fair value measurement, assets	0	11	0	11
Assets	28	26	28	26
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	0	0	0	0
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	0	0	0	0
Net Issues And Settlements, Fair Value Measurements, Assets	0	0	0	(1)
Net purchases and sales, fair value measurement, assets	0	11	0	11
Assets	28	26	28	16
Recurring fair value measurement [member] | Derivatives financial assets (liabilities) [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	0	40	0	39
Net Issues And Settlements, Fair Value Measurements, Assets	0	(21)	0	(49)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	0	(20)	0	2
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	0	29	0	36
Assets	0	28	0	28
Net purchases and sales, fair value measurement, assets	0	0	0	0
Assets	0	28	0	28
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	0	29	0	36
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	0	(20)	0	2
Net Issues And Settlements, Fair Value Measurements, Assets	0	(21)	0	(49)
Net purchases and sales, fair value measurement, assets	0	0	0	0
Assets	0	28	0	39
Recurring fair value measurement [member] | Current other receivables [Member]
Disclosure of fair value measurement of assets [line items]
Assets			69
Assets	69		69
Assets	69		69
Assets	69		69
Recurring fair value measurement [member] | Current other receivables [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	69	0	69	0
Net Issues And Settlements, Fair Value Measurements, Assets	0	70	0	70
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	0	0	0	0
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	0	0	0	0
Assets	69	70	69	70
Net purchases and sales, fair value measurement, assets	0	0	0	0
Assets	69	70	69	70
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	0	0	0	0
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	0	0	0	0
Net Issues And Settlements, Fair Value Measurements, Assets	0	70	0	70
Net purchases and sales, fair value measurement, assets	0	0	0	0
Assets	€ 69	€ 70	€ 69	€ 70